Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	€ 43,076	€ 48,422	€ 48,693
Other operating income and expenses	354	641	523
Depreciation and amortization	(9,359)	(10,582)	(9,049)
OPERATING INCOME	4,139	4,537	6,522
Acquisitions of right-of-use assets	1,916	1,284
Eliminations
Disclosure of operating segments [line items]
Revenues	(1,595)	(1,592)	(1,601)
Other operating income and expenses	1,137	1,213	1,525
OIBDA	(458)	(379)	(76)
Depreciation and amortization	315	267	39
OPERATING INCOME	(143)	(112)	(37)
CapEx	(213)	(183)	(19)
Acquisitions of right-of-use assets	(909)	(123)
Telefónica Spain
Disclosure of operating segments [line items]
Revenues	12,118	12,528	12,461
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues	12,401	12,850	12,788
Other operating income and expenses	(7,355)	(9,131)	(7,993)
OIBDA	5,046	3,719	4,795
Depreciation and amortization	(2,184)	(2,013)	(1,678)
OPERATING INCOME	2,862	1,706	3,117
CapEx	1,408	1,667	1,741
Acquisitions of right-of-use assets	138	127
Telefónica Spain | Eliminations
Disclosure of operating segments [line items]
Revenues	283	322	327
Telefónica United Kingdom
Disclosure of operating segments [line items]
Revenues	6,666	7,068	6,757
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenues	6,708	7,109	6,790
Other operating income and expenses	(4,644)	(4,995)	(4,925)
OIBDA	2,064	2,114	1,865
Depreciation and amortization	(389)	(1,204)	(943)
OPERATING INCOME	1,675	910	922
CapEx	913	914	1,464
Acquisitions of right-of-use assets	116	157
Telefónica United Kingdom | Eliminations
Disclosure of operating segments [line items]
Revenues	42	41	33
Telefónica Germany
Disclosure of operating segments [line items]
Revenues	7,500	7,364	7,281
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues	7,532	7,399	7,320
Other operating income and expenses	(5,223)	(5,073)	(5,486)
OIBDA	2,309	2,326	1,834
Depreciation and amortization	(2,394)	(2,463)	(2,071)
OPERATING INCOME	(85)	(137)	(237)
CapEx	1,094	2,469	966
Acquisitions of right-of-use assets	1,159	230
Telefónica Germany | Eliminations
Disclosure of operating segments [line items]
Revenues	32	35	39
Telefónica Brazil
Disclosure of operating segments [line items]
Revenues	7,406	10,018	10,105
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues	7,422	10,035	10,126
Other operating income and expenses	(4,234)	(5,773)	(5,815)
OIBDA	3,188	4,262	4,311
Depreciation and amortization	(1,965)	(2,516)	(1,990)
OPERATING INCOME	1,223	1,746	2,321
CapEx	1,372	2,005	1,910
Acquisitions of right-of-use assets	768	409
Telefónica Brazil | Eliminations
Disclosure of operating segments [line items]
Revenues	16	17	21
Telefónica Hispam
Disclosure of operating segments [line items]
Revenues	7,786	9,504	9,815
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Revenues	7,922	9,650	9,939
Other operating income and expenses	(6,932)	(7,617)	(7,681)
OIBDA	990	2,033	2,258
Depreciation and amortization	(2,274)	(2,268)	(2,006)
OPERATING INCOME	(1,284)	(235)	252
CapEx	833	1,485	1,681
Acquisitions of right-of-use assets	364	367
Telefónica Hispam | Eliminations
Disclosure of operating segments [line items]
Revenues	136	146	124
Telxius Group
Disclosure of operating segments [line items]
Revenues	322	360	334
Telxius Group | Operating segments
Disclosure of operating segments [line items]
Revenues	826	842	792
Other operating income and expenses	(306)	(338)	(422)
OIBDA	520	504	370
Depreciation and amortization	(269)	(249)	(125)
OPERATING INCOME	251	255	245
CapEx	348	284	181
Acquisitions of right-of-use assets	353	88
Telxius Group | Eliminations
Disclosure of operating segments [line items]
Revenues	504	482	458
Other companies
Disclosure of operating segments [line items]
Revenues	1,288	1,580	1,940
Other operating income and expenses	(2,021)	(1,589)	(2,325)
OIBDA	(161)	540	214
Depreciation and amortization	(199)	(136)	(275)
OPERATING INCOME	(360)	404	(61)
CapEx	106	143	195
Acquisitions of right-of-use assets	25	37
Other companies | Operating segments
Disclosure of operating segments [line items]
Revenues	1,860	2,129	2,539
Other companies | Eliminations
Disclosure of operating segments [line items]
Revenues	572	549	599
Telefonica Hispam and Telefonica Global Solutions | Eliminations
Disclosure of operating segments [line items]
Revenues	(10)
Telefonica Brasil and Telxius Group | Eliminations
Disclosure of operating segments [line items]
Revenues	(1,585)
Telefonica, S.A.
Disclosure of operating segments [line items]
Revenues	43,076	48,422	48,693
Other operating income and expenses	(29,578)	(33,303)	(33,122)
OIBDA	13,498	15,119	15,571
Depreciation and amortization	(9,359)	(10,582)	(9,049)
OPERATING INCOME	4,139	4,537	6,522
CapEx	5,861	8,784	€ 8,119
Acquisitions of right-of-use assets	€ 2,014	€ 1,292